UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 112.2%
Aerospace - 1.1%
Bombardier, Inc., 7.5%, 2018 (n)		$1,285,000	$1,413,500
Bombardier, Inc., 7.75%, 2020 (n)		485,000	545,019
CPI International, Inc., 8%, 2018		985,000	925,847
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		290,000	303,050
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	329,000	293,481
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,165,000	1,250,919
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,425,000	1,531,875

			$6,263,691
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (z)		$119,000	$121,500

Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$175,840	$199,139

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$420,000	$466,725
Hanesbrands, Inc., 6.375%, 2020		505,000	539,719
Jones Group, Inc., 6.875%, 2019		590,000	573,038
Levi Strauss & Co., 6.875%, 2022		180,000	185,175
Phillips-Van Heusen Corp., 7.375%, 2020		1,185,000	1,319,794

			$3,084,451
Asset-Backed & Securitized - 4.4%
Banc of America Commercial Mortgage, Inc., FRN, 5.725%, 2051		$2,000,000	$2,334,340
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		514,609	515,844
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)		2,677,267	1,726,464
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		390,311	88,779
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,150,001
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,337,974	116,899
Falcon Franchise Loan LLC, FRN, 5.808%, 2025 (i)(z)		1,646,115	258,440
First Union National Bank Commercial Mortgage Trust, FRN, 1.566%, 2043 (i)(z)		769,587	1,157
First Union-Lehman Brothers Bank of America, FRN, 0.445%, 2035 (i)		13,611,437	186,545
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,755,850	1,703,174
GMAC LLC, FRN, 6.02%, 2033 (z)		987,547	1,014,647
GMAC LLC, FRN, 7.739%, 2034 (d)(n)(q)		1,853,000	1,412,257
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,808,126
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049		2,000,000	2,235,364
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.049%, 2051		270,000	60,366
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,789,551
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.87%, 2045		1,590,000	1,820,531
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.924%, 2030 (i)		2,932,085	39,023
Morgan Stanley Capital I, Inc., FRN, 1.332%, 2039 (i)(z)		5,254,000	111,648
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		1,324,399	1,324,399
Prudential Securities Secured Financing Corp., FRN, 7.216%, 2013 (z)		2,581,000	2,571,394
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.9%, 2051		2,000,000	2,272,046
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,520,913

			$26,061,908
Automotive - 2.6%
Accuride Corp., 9.5%, 2018		$1,495,000	$1,508,081
Allison Transmission, Inc., 7.125%, 2019 (n)		815,000	856,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$474,000	$497,700
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	350,000	364,438
Ford Motor Co., 7.45%, 2031	315,000	390,994
Ford Motor Credit Co. LLC, 8%, 2014	620,000	688,561
Ford Motor Credit Co. LLC, 12%, 2015	5,045,000	6,234,490
Ford Motor Credit Co. LLC, 8.125%, 2020	405,000	495,313
General Motors Financial Co., Inc., 6.75%, 2018	815,000	897,292
Goodyear Tire & Rubber Co., 7%, 2022	420,000	428,925
Hyundai Capital America, 4%, 2017 (n)	256,000	270,662
IDQ Holdings, Inc., 11.5%, 2017 (z)	405,000	424,744
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	213,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,595,000	1,694,688
Lear Corp., 8.125%, 2020	545,000	613,806

		$15,579,463
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$836,000	$932,140

Broadcasting - 3.4%
Allbritton Communications Co., 8%, 2018	$480,000	$510,000
AMC Networks, Inc., 7.75%, 2021	644,000	729,330
Clear Channel Communications, Inc., 9%, 2021	806,000	673,010
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	1,465,000	1,402,738
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	55,000	51,563
Hughes Network Systems LLC, 7.625%, 2021	650,000	718,250
Inmarsat Finance PLC, 7.375%, 2017 (n)	835,000	901,800
Intelsat Bermuda Ltd., 11.25%, 2017	1,690,000	1,757,600
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,480,000	2,579,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	459,000	483,098
Liberty Media Corp., 8.5%, 2029	1,095,000	1,144,275
Liberty Media Corp., 8.25%, 2030	235,000	243,225
Local TV Finance LLC, 9.25%, 2015 (p)(z)	755,561	770,672
Newport Television LLC, 13%, 2017 (n)(p)	846,031	909,483
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	434,600
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	632,700
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	190,750
SIRIUS XM Radio, Inc., 13%, 2013 (n)	250,000	277,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,146,350
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,195,000	1,296,575
Townsquare Radio LLC, 9%, 2019 (z)	455,000	481,163
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,076,400
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	802,738
Univision Communications, Inc., 8.5%, 2021 (n)	685,000	691,850

		$19,904,870
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 7.875%, 2015	$690,000	$704,663
E*TRADE Financial Corp., 12.5%, 2017	1,385,000	1,585,825

		$2,290,488
Building - 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$1,150,000	$1,239,125
Building Materials Holding Corp., 7%, 2020 (n)	470,000	512,300
Building Materials Holding Corp., 6.75%, 2021 (n)	455,000	497,088
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,330,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
CEMEX S.A.B. de C.V., 9%, 2018 (n)		$337,000	$313,410
CEMEX S.A.B. de C.V., FRN, 5.46%, 2015 (n)		552,000	511,980
HD Supply, Inc., 8.125%, 2019 (n)		525,000	572,250
Masonite International Corp., 8.25%, 2021 (n)		935,000	972,400
Nortek, Inc., 8.5%, 2021		1,245,000	1,282,350
Odebrecht Finance Ltd., 5.125%, 2022 (n)		216,000	220,860
Odebrecht Finance Ltd., 6%, 2023 (n)		423,000	457,898
Odebrecht Finance Ltd., 7.125%, 2042 (n)		219,000	231,549
Owens Corning, 9%, 2019		2,070,000	2,623,239
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		360,000	386,100
USG Corp., 7.875%, 2020 (n)		525,000	558,469

			$11,709,961
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$600,000	$595,500
Ceridian Corp., 8.875%, 2019 (z)		355,000	373,638
Fidelity National Information Services, Inc., 7.625%, 2017		415,000	458,575
Fidelity National Information Services, Inc., 5%, 2022 (n)		460,000	485,300
iGate Corp., 9%, 2016		1,652,000	1,751,120
Iron Mountain, Inc., 8.375%, 2021		1,115,000	1,234,863
SunGard Data Systems, Inc., 10.25%, 2015		560,000	573,300
SunGard Data Systems, Inc., 7.375%, 2018		470,000	499,375

			$5,971,671
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$280,000	$292,250
CCH II LLC, 13.5%, 2016		1,410,000	1,561,575
CCO Holdings LLC, 7.875%, 2018		715,000	780,244
CCO Holdings LLC, 8.125%, 2020		1,635,000	1,847,550
Cequel Communications Holdings, 8.625%, 2017 (n)		915,000	985,913
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,460,813
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,834,457
DISH DBS Corp., 6.75%, 2021		890,000	973,438
EchoStar Corp., 7.125%, 2016		825,000	910,594
Myriad International Holdings B.V., 6.375%, 2017 (n)		507,000	564,038
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	240,000	304,893
Time Warner Cable, Inc., 5%, 2020		$2,630,000	3,043,728
UPC Holding B.V., 9.875%, 2018 (n)		665,000	734,825
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,342,525
Videotron Ltee, 5%, 2022		550,000	574,750
Virgin Media Finance PLC, 9.5%, 2016		282,000	315,488
Virgin Media Finance PLC, 8.375%, 2019		290,000	328,063
Virgin Media Finance PLC, 5.25%, 2022		1,015,000	1,050,525
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	680,000	911,972

			$21,817,641
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,265,000	$1,385,175
Dow Chemical Co., 8.55%, 2019		1,500,000	2,037,150
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,330,000	1,346,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		280,000	236,600
Huntsman International LLC, 8.625%, 2021		1,320,000	1,518,000
INEOS Finance PLC, 8.375%, 2019 (n)		645,000	667,575
INEOS Group Holdings PLC, 8.5%, 2016 (n)		855,000	773,775
LyondellBasell Industries N.V., 5%, 2019		440,000	477,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
LyondellBasell Industries N.V., 6%, 2021	$1,210,000	$1,391,500
Momentive Performance Materials, Inc., 12.5%, 2014	1,698,000	1,770,165
Momentive Performance Materials, Inc., 11.5%, 2016	789,000	542,438
Polypore International, Inc., 7.5%, 2017	1,285,000	1,374,950
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	568,000	633,632

		$14,154,985
Computer Software - 0.7%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,185,000	$1,342,013
Lawson Software, Inc., 9.375%, 2019 (n)	245,000	262,150
Syniverse Holdings, Inc., 9.125%, 2019	1,215,000	1,327,388
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	455,000	491,400
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	760,000	895,850

		$4,318,801
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)	$645,000	$688,538
CDW LLC/CDW Finance Corp., 12.535%, 2017	460,000	493,350
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,525,000	1,616,500
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,785,000	1,967,963

		$4,766,351
Conglomerates - 0.7%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,745,000	$1,849,700
Dynacast International LLC, 9.25%, 2019	755,000	779,538
Griffon Corp., 7.125%, 2018	1,415,000	1,478,675

		$4,107,913
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2022 (n)	$319,000	$331,760
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	363,000	368,445

		$700,205
Consumer Products - 0.7%
ACCO Brands Corp., 6.75%, 2020	$180,000	$193,500
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	802,988
Elizabeth Arden, Inc., 7.375%, 2021	870,000	957,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	90,000	94,950
Jarden Corp., 7.5%, 2020	1,335,000	1,473,506
Libbey Glass, Inc., 6.875%, 2020 (n)	355,000	374,525
Prestige Brands, Inc., 8.125%, 2020 (n)	105,000	116,156

		$4,012,625
Consumer Services - 0.7%
Service Corp. International, 6.75%, 2015	$265,000	$289,513
Service Corp. International, 7%, 2017	3,300,000	3,753,750

		$4,043,263
Containers - 1.5%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$770,000	$824,863
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	200,000	209,500
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,165,000	1,213,056
Ball Corp., 5%, 2022	583,000	616,523
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	425,000	443,063
Greif, Inc., 6.75%, 2017	1,515,000	1,647,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Reynolds Group, 7.75%, 2016	$445,000	$467,250
Reynolds Group, 7.125%, 2019	910,000	966,875
Reynolds Group, 9.875%, 2019 (n)	375,000	397,500
Reynolds Group, 8.25%, 2021	1,470,000	1,444,275
Sealed Air Corp., 8.125%, 2019 (n)	190,000	213,275
Sealed Air Corp., 8.375%, 2021 (n)	190,000	216,600

		$8,660,343
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$1,017,000	$1,052,595
ManTech International Corp., 7.25%, 2018	745,000	787,838
MOOG, Inc., 7.25%, 2018	680,000	720,800

		$2,561,233
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$605,000	$471,900
Avaya, Inc., 7%, 2019 (n)	245,000	220,806

		$692,706
Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,430,000	$1,530,100
Nokia Corp., 5.375%, 2019	325,000	252,216
NXP B.V., 9.75%, 2018 (n)	107,000	122,515
Sensata Technologies B.V., 6.5%, 2019 (n)	1,545,000	1,610,663

		$3,515,494
Emerging Market Quasi-Sovereign - 8.7%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$320,000	$372,400
Banco del Estado de Chile, 4.125%, 2020 (n)	235,000	251,047
Banco del Estado de Chile, 3.875%, 2022 (n)	264,000	277,630
Banco do Brasil S.A., 5.875%, 2023 (n)	502,000	527,100
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	412,000	435,690
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,345,320
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	878,000	873,610
Bank of Ceylon, 6.875%, 2017 (n)	216,000	221,940
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	734,470
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,548,000	1,737,630
CEZ A.S., 4.25%, 2022 (n)	851,000	891,678
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	918,000	990,253
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	214,000	248,132
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,367,442
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,546,000	1,746,980
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	346,000	375,410
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (z)	206,000	209,155
Development Bank of Kazakhstan, 5.5%, 2015 (n)	881,000	926,812
Dolphin Energy Ltd., 5.5%, 2021 (n)	441,000	493,920
Ecopetrol S.A., 7.625%, 2019	821,000	1,063,195
Gaz Capital S.A., 9.25%, 2019	744,000	963,227
Gaz Capital S.A., 5.999%, 2021 (n)	1,941,000	2,169,902
Gaz Capital S.A., 4.95%, 2022 (z)	547,000	568,333
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	317,000	310,819
JSC Georgian Railway, 7.75%, 2022 (n)	218,000	225,759
Kazakhstan Temir Zholy Co., 6.95%, 2042 (z)	316,000	349,180
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	568,564
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	917,988

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Majapahit Holding B.V., 7.25%, 2017 (n)	$1,469,000	$1,704,040
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,469,318
Majapahit Holding B.V., 7.75%, 2020 (n)	1,045,000	1,277,513
Novatek Finance Ltd., 5.326%, 2016 (n)	295,000	312,322
OAO Gazprom, 6.212%, 2016	1,886,000	2,084,030
OJSC Russian Agricultural Bank, FRN, 5.298%, 2017 (n)	448,000	471,520
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	584,000	586,634
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,558,913
Pertamina PT, 5.25%, 2021 (n)	511,000	551,880
Pertamina PT, 4.875%, 2022 (n)	540,000	567,000
Pertamina PT, 6.5%, 2041 (n)	235,000	266,138
Pertamina PT, 6%, 2042 (n)	636,000	682,905
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,963,449
Petrobras International Finance Co., 6.75%, 2041	657,000	824,729
Petroleos Mexicanos, 8%, 2019	1,382,000	1,803,510
Petroleos Mexicanos, 6%, 2020	805,000	966,000
Petroleos Mexicanos, 5.5%, 2021	1,360,000	1,584,400
Petroleos Mexicanos, 4.875%, 2022 (n)	1,048,000	1,181,620
Petroleos Mexicanos, 6.5%, 2041 (n)	445,000	562,925
Petroleos Mexicanos, 5.5%, 2044 (n)	382,000	425,930
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	593,810
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	544,167	568,654
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	752,000	812,160
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	250,000	278,198
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,512,900
Sberbank of Russia, 6.125%, 2022 (n)	1,439,000	1,564,193
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	544,000	585,724
Transnet SOC Ltd., 4.5%, 2016 (n)	377,000	396,209
Transnet SOC Ltd., 4%, 2022 (z)	224,000	224,907
Turkiye Halk Bankasi A.S., 4.875%, 2017 (z)	410,000	412,050
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	215,000	227,900
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	206,000	222,995
Vnesheconombank, 6.025%, 2022 (n)	283,000	307,763
VTB Capital S.A., 6.465%, 2015 (n)	407,000	432,560
VTB Capital S.A., 6%, 2017 (n)	1,176,000	1,225,980

		$51,374,365
Emerging Market Sovereign - 9.6%
Dominican Republic, 7.5%, 2021 (n)	$879,000	$956,792
Government of Ukraine, 6.875%, 2015 (n)	698,000	662,088
Government of Ukraine, 6.875%, 2015	1,094,000	1,037,714
Government of Ukraine, 9.25%, 2017 (z)	320,000	318,420
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	613,600
Republic of Argentina, FRN, 8.28%, 2033	1,320,837	848,638
Republic of Colombia, 4.375%, 2021	322,000	371,910
Republic of Colombia, 8.125%, 2024	679,000	1,013,408
Republic of Colombia, 6.125%, 2041	658,000	909,685
Republic of Georgia, 6.875%, 2021 (n)	216,000	235,980
Republic of Guatemala, 5.75%, 2022 (n)	387,000	417,186
Republic of Indonesia, 6.875%, 2018	838,000	1,015,028
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,323,260
Republic of Indonesia, 11.625%, 2019	733,000	1,112,328
Republic of Indonesia, 4.875%, 2021 (n)	671,000	761,585
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	2,299,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Latvia, 5.25%, 2017 (n)	$345,000	$362,250
Republic of Lithuania, 6.125%, 2021 (n)	499,000	570,756
Republic of Lithuania, 6.625%, 2022 (n)	1,425,000	1,690,763
Republic of Panama, 8.875%, 2027	1,273,000	2,049,530
Republic of Panama, 9.375%, 2029	1,746,000	2,950,740
Republic of Panama, 6.7%, 2036	265,000	375,240
Republic of Peru, 7.35%, 2025	544,000	794,240
Republic of Peru, 8.75%, 2033	1,258,000	2,185,775
Republic of Peru, 5.625%, 2050	203,000	267,453
Republic of Philippines, 6.5%, 2020	489,000	621,030
Republic of Philippines, 5.5%, 2026	802,000	992,475
Republic of Philippines, 6.375%, 2032	540,000	720,900
Republic of Philippines, 6.375%, 2034	1,391,000	1,891,760
Republic of Poland, 5%, 2022	609,000	697,305
Republic of Romania, 6.75%, 2022 (n)	1,074,000	1,135,755
Republic of Serbia, 7.25%, 2021 (n)	358,000	363,370
Republic of Slovakia, 4.375%, 2022 (n)	2,330,000	2,399,900
Republic of South Africa, 5.5%, 2020	999,000	1,188,810
Republic of South Africa, 4.665%, 2024	1,107,000	1,248,143
Republic of South Africa, 6.25%, 2041	1,151,000	1,553,850
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	296,400
Republic of Sri Lanka, 6.25%, 2021 (n)	248,000	256,086
Republic of Sri Lanka, 5.875%, 2022 (z)	208,000	210,600
Republic of Turkey, 7%, 2019	790,000	947,013
Republic of Turkey, 5.625%, 2021	670,000	758,775
Republic of Turkey, 6.25%, 2022	646,000	771,163
Republic of Turkey, 6%, 2041	287,000	331,485
Republic of Venezuela, 5.75%, 2016	3,742,000	3,292,960
Republic of Venezuela, 7.65%, 2025	1,345,000	960,330
Republic of Vietnam, 6.75%, 2020	1,074,000	1,170,660
Russian Federation, 4.5%, 2022 (n)	600,000	658,500
Russian Federation, 7.5%, 2030	940,240	1,167,120
Russian Federation, 5.625%, 2042 (n)	600,000	711,000
Ukraine Government International, 6.58%, 2016	1,418,000	1,300,689
United Mexican States, 5.625%, 2017	1,364,000	1,600,654
United Mexican States, 5.95%, 2019	268,000	332,320
United Mexican States, 3.625%, 2022	2,850,000	3,142,125
United Mexican States, 5.75%, 2110	408,000	510,000

		$56,375,072
Energy - Independent - 4.7%
ATP Oil & Gas Corp., 11.875%, 2015	$400,000	$154,000
BreitBurn Energy Partners LP, 8.625%, 2020	435,000	464,363
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	535,000	540,350
Carrizo Oil & Gas, Inc., 8.625%, 2018	370,000	400,525
Chaparral Energy, Inc., 7.625%, 2022 (n)	785,000	822,288
Chesapeake Energy Corp., 6.875%, 2020	530,000	524,700
Concho Resources, Inc., 8.625%, 2017	540,000	596,700
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,203,750
Continental Resources, Inc., 8.25%, 2019	815,000	925,025
Denbury Resources, Inc., 8.25%, 2020	1,395,000	1,569,375
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,510,000	1,672,325
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	2,225,000	2,394,656
EXCO Resources, Inc., 7.5%, 2018	1,325,000	1,199,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Harvest Operations Corp., 6.875%, 2017 (n)	$1,715,000	$1,839,338
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	385,875
Laredo Petroleum, Inc., 9.5%, 2019	730,000	824,900
LINN Energy LLC, 6.5%, 2019 (n)	450,000	448,875
LINN Energy LLC, 8.625%, 2020	335,000	363,475
LINN Energy LLC, 7.75%, 2021	972,000	1,025,460
Newfield Exploration Co., 6.875%, 2020	1,560,000	1,708,200
OGX Austria GmbH, 8.375%, 2022 (n)	344,000	287,240
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	816,000	719,100
Pioneer Natural Resources Co., 7.5%, 2020	385,000	478,358
Plains Exploration & Production Co., 8.625%, 2019	660,000	742,500
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,310,850
Range Resources Corp., 8%, 2019	900,000	996,750
SandRidge Energy, Inc., 8%, 2018 (n)	1,560,000	1,622,400
SM Energy Co., 6.5%, 2021	875,000	905,625
Whiting Petroleum Corp., 6.5%, 2018	495,000	530,888

		$27,657,016
Energy - Integrated - 0.4%
Listrindo Capital B.V., 6.95%, 2019 (n)	$239,000	$247,427
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,921,000	2,161,125

		$2,408,552
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$710,000	$710,000

Entertainment - 0.7%
AMC Entertainment, Inc., 8.75%, 2019	$680,000	$737,800
AMC Entertainment, Inc., 9.75%, 2020	1,005,000	1,090,425
Cedar Fair LP, 9.125%, 2018	575,000	647,234
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,360,300
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	396,000	440,550

		$4,276,309
Financial Institutions - 4.0%
Ally Financial, Inc., 5.5%, 2017	$2,330,000	$2,427,319
CIT Group, Inc., 5.25%, 2014 (n)	1,245,000	1,297,913
CIT Group, Inc., 7%, 2017 (n)	767,822	771,661
CIT Group, Inc., 5.25%, 2018	1,115,000	1,180,506
CIT Group, Inc., 6.625%, 2018 (n)	1,212,000	1,327,140
CIT Group, Inc., 5.5%, 2019 (n)	3,024,000	3,190,320
Credit Acceptance Corp., 9.125%, 2017	780,000	861,900
GMAC, Inc., 8%, 2031	180,000	215,550
Icahn Enterprise LP, 8%, 2018 (z)	179,000	190,188
Icahn Enterprises LP, 8%, 2018	1,651,000	1,754,188
International Lease Finance Corp., 4.875%, 2015	455,000	461,908
International Lease Finance Corp., 8.625%, 2015	410,000	462,275
International Lease Finance Corp., 7.125%, 2018 (n)	1,937,000	2,191,231
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,580,000	1,706,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	345,000	369,150
PHH Corp., 9.25%, 2016	835,000	901,800
SLM Corp., 8.45%, 2018	1,565,000	1,784,100
SLM Corp., 8%, 2020	1,795,000	2,014,888
SLM Corp., 7.25%, 2022	305,000	326,627

		$23,435,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.8%
Ajecorp B.V., 6.5%, 2022 (n)		$235,000	$243,813
ARAMARK Corp., 8.5%, 2015		1,495,000	1,530,521
B&G Foods, Inc., 7.625%, 2018		1,335,000	1,441,800
BRF - Brasil Foods S.A., 5.875%, 2022 (n)		216,000	228,960
Constellation Brands, Inc., 7.25%, 2016		1,615,000	1,845,138
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		417,000	454,250
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		250,000	249,050
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,140,088
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	261,844
Sigma Alimentos S.A., 5.625%, 2018 (n)		462,000	501,270
TreeHouse Foods, Inc., 7.75%, 2018		710,000	766,800
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,717,600

			$10,381,134
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$1,100,000	$1,240,250
Cascades, Inc., 7.75%, 2017		1,025,000	1,060,875
Georgia-Pacific Corp., 8%, 2024		301,000	413,413
Graphic Packaging Holding Co., 7.875%, 2018		615,000	682,650
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	886,545
Millar Western Forest Products Ltd., 8.5%, 2021		190,000	146,300
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		340,000	348,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	800,990
Tembec Industries, Inc., 11.25%, 2018		$210,000	217,875
Tembec Industries, Inc., 11.25%, 2018 (n)		285,000	295,688
Votorantim Participacoes S.A., 6.75%, 2021 (n)		883,000	991,168
Xerium Technologies, Inc., 8.875%, 2018		755,000	622,875

			$7,707,129
Gaming & Lodging - 3.0%
Boyd Gaming Corp., 7.125%, 2016		$401,000	$386,965
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		280,000	281,050
Choice Hotels International, Inc., 5.75%, 2022		180,000	191,700
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		405,000	253
GWR Operating Partnership LLP, 10.875%, 2017		405,000	457,650
Harrah’s Operating Co., Inc., 11.25%, 2017		1,870,000	2,024,275
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,270
Host Hotels & Resorts, Inc., 6.75%, 2016		2,560,000	2,630,400
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		240,000	254,100
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		395,000	395,494
MGM Mirage, 10.375%, 2014		190,000	215,650
MGM Mirage, 6.625%, 2015		345,000	356,644
MGM Mirage, 7.5%, 2016		180,000	186,075
MGM Resorts International, 11.375%, 2018		1,460,000	1,686,300
MGM Resorts International, 9%, 2020		1,470,000	1,637,213
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,720,219
Pinnacle Entertainment, Inc., 8.75%, 2020		440,000	478,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		180,000	187,875
Seven Seas Cruises S. DE R.L., 9.125%, 2019		1,125,000	1,172,813
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,152,731
Wyndham Worldwide Corp., 6%, 2016		9,000	10,062
Wyndham Worldwide Corp., 7.375%, 2020		515,000	619,453
Wynn Las Vegas LLC, 7.75%, 2020		1,250,000	1,387,500

			$17,434,192

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - 0.9%
Altra Holdings, Inc., 8.125%, 2016		$532,000	$567,910
Dematic S.A., 8.75%, 2016 (z)		1,415,000	1,499,900
Hillman Group, Inc., 10.875%, 2018		570,000	605,625
Hyva Global B.V., 8.625%, 2016 (n)		702,000	598,455
Mueller Water Products, Inc., 8.75%, 2020		690,000	771,075
Rexel S.A., 6.125%, 2019 (n)		585,000	598,163
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		535,000	545,700

			$5,186,828
Insurance - 2.4%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,970,006
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	171,395
American International Group, Inc., 4.875%, 2016		$1,550,000	1,672,500
American International Group, Inc., 8.25%, 2018		865,000	1,065,694
American International Group, Inc., 8.175% to 2038, FRN to 2068		3,550,000	4,047,000
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	1,867,500
Unum Group, 7.125%, 2016		1,829,000	2,129,803

			$13,923,898
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$350,000	$410,375

Insurance - Property & Casualty - 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,236,775
USI Holdings Corp., FRN, 4.309%, 2014 (n)		1,495,000	1,405,300
XL Group PLC, 6.5% to 2017, FRN to 2049		2,150,000	1,865,125
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,379,300
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	683,400

			$8,569,900
International Market Quasi-Sovereign - 0.6%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$2,500,000	$2,471,353
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		843,000	889,171

			$3,360,524
International Market Sovereign - 5.3%
Commonwealth of Australia, 5.75%, 2021	AUD	555,000	$709,622
Federal Republic of Germany, 3.75%, 2015	EUR	1,850,000	2,486,701
Federal Republic of Germany, 4.25%, 2018	EUR	211,000	315,795
Federal Republic of Germany, 6.25%, 2030	EUR	456,000	918,515
Government of Canada, 4.5%, 2015	CAD	404,000	440,349
Government of Canada, 4.25%, 2018	CAD	251,000	290,057
Government of Canada, 3.25%, 2021	CAD	182,000	206,041
Government of Canada, 5.75%, 2033	CAD	74,000	116,633
Government of Japan, 1.7%, 2017	JPY	207,600,000	2,844,616
Government of Japan, 1.1%, 2020	JPY	189,000,000	2,523,862
Government of Japan, 2.1%, 2024	JPY	126,000,000	1,810,555
Government of Japan, 2.2%, 2027	JPY	202,200,000	2,903,908
Government of New Zealand, 6%, 2021	NZD	257,000	249,466
Government of Norway, 3.75%, 2021	NOK	1,101,000	212,289
Kingdom of Belgium, 5.5%, 2017	EUR	743,000	1,098,670
Kingdom of Denmark, 3%, 2021	DKK	1,368,000	264,342
Kingdom of Spain, 4.6%, 2019	EUR	207,000	226,626
Kingdom of Sweden, 5%, 2020	SEK	3,665,000	695,260
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	466,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Austria, 4.65%, 2018	EUR	450,000	$660,651
Republic of Finland, 3.875%, 2017	EUR	145,000	207,480
Republic of France, 6%, 2025	EUR	212,000	364,270
Republic of France, 4.75%, 2035	EUR	741,000	1,174,814
Republic of Iceland, 4.875%, 2016 (n)		$1,716,000	1,729,474
Republic of Iceland, 5.875%, 2022 (n)		631,000	643,953
Republic of Italy, 4.25%, 2015	EUR	918,000	1,126,012
Republic of Italy, 5.25%, 2017	EUR	1,784,000	2,184,365
Republic of Italy, 3.75%, 2021	EUR	350,000	372,934
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,867,398
United Kingdom Treasury, 8%, 2021	GBP	515,000	1,262,009
United Kingdom Treasury, 4.25%, 2036	GBP	397,000	788,005

			$31,161,585
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 6.5%, 2022 (z)		$285,000	$296,400
Case Corp., 7.25%, 2016		1,065,000	1,182,150
Case New Holland, Inc., 7.875%, 2017		1,960,000	2,298,100
CNH Capital LLC, 6.25%, 2016 (n)		295,000	317,863
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		690,000	717,600
RSC Equipment Rental, Inc., 8.25%, 2021		910,000	987,350
UR Financing Escrow Corp., 5.75%, 2018 (n)		510,000	532,950
UR Financing Escrow Corp., 7.625%, 2022 (n)		509,000	541,449

			$6,873,862
Major Banks - 1.9%
Bank of America Corp., 5.65%, 2018		$2,900,000	$3,201,580
BNP Paribas, FRN, 3.217%, 2014		1,532,000	1,558,741
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		1,055,000	1,069,726
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,414,436
Morgan Stanley, 6.625%, 2018		2,000,000	2,140,362
National Westminster Bank PLC, FRN, 2.8%, 2049	EUR	330,000	261,710
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		$435,000	354,525
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,420,000	1,235,400

			$11,236,480
Medical & Health Technology & Services - 3.8%
Biomet, Inc., 10%, 2017		$560,000	$596,400
Biomet, Inc., 10.375%, 2017 (p)		420,000	449,400
Biomet, Inc., 11.625%, 2017		705,000	758,756
Biomet, Inc., 6.5%, 2020 (z)		270,000	278,100
Davita, Inc., 6.375%, 2018		1,600,000	1,700,000
Davita, Inc., 6.625%, 2020		825,000	874,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	1,009,531
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		800,000	859,000
HCA, Inc., 8.5%, 2019		3,565,000	4,017,309
HCA, Inc., 7.5%, 2022		955,000	1,071,988
HCA, Inc., 5.875%, 2022		420,000	452,025
HealthSouth Corp., 8.125%, 2020		1,510,000	1,670,438
Hologic, Inc., 6.25%, 2020 (z)		180,000	190,350
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		655,000	641,900
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,556,882
Physio-Control International, Inc., 9.875%, 2019 (z)		635,000	684,213
Select Medical Corp., 7.625%, 2015		670,000	676,700
Teleflex, Inc., 6.875%, 2019		800,000	850,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 9.25%, 2015	$580,000	$648,150
Truven Health Analytics, Inc., 10.625%, 2020 (z)	415,000	440,938
Universal Health Services, Inc., 7%, 2018	650,000	702,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	955,000	979,353
Universal Hospital Services, Inc., 7.625%, 2020 (z)	920,000	938,400
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,720
Vanguard Health Systems, Inc., 8%, 2018	525,000	548,625

		$22,597,678
Metals & Mining - 2.6%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$384,000	$394,120
Arch Coal, Inc., 7.25%, 2020	840,000	728,700
Cloud Peak Energy, Inc., 8.25%, 2017	1,815,000	1,905,750
Cloud Peak Energy, Inc., 8.5%, 2019	915,000	967,613
Consol Energy, Inc., 8%, 2017	1,255,000	1,327,163
Consol Energy, Inc., 8.25%, 2020	505,000	536,563
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	730,000	768,325
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,752,000	1,709,913
Metinvest B.V., 8.75%, 2018 (n)	320,000	296,800
Peabody Energy Corp., 6%, 2018 (n)	485,000	485,000
Peabody Energy Corp., 6.25%, 2021 (n)	485,000	478,938
Southern Copper Corp., 7.5%, 2035	1,648,000	2,027,826
Southern Copper Corp., 6.75%, 2040	744,000	858,976
Vale Overseas Ltd., 5.625%, 2019	218,000	245,634
Vale Overseas Ltd., 4.625%, 2020	681,000	727,749
Vale Overseas Ltd., 4.375%, 2022	1,315,000	1,374,475
Vale Overseas Ltd., 6.875%, 2039	474,000	575,474

		$15,409,019
Mortgage-Backed - 4.4%
Fannie Mae, 5.5%, 2037	$6,896,130	$7,567,896
Fannie Mae, 6%, 2037	607,486	671,557
Fannie Mae, TBA, 3.5%, 2041	4,500,000	4,774,219
Ginnie Mae, TBA, 3.5%, 2040	12,000,000	13,025,626

		$26,039,298
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$1,145,000	$1,210,838
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	845,000	802,750

		$2,013,588
Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,440,000	$1,544,400
Crosstex Energy, Inc., 8.875%, 2018	1,400,000	1,484,000
El Paso Corp., 7%, 2017	1,770,000	2,028,110
El Paso Corp., 7.75%, 2032	1,824,000	2,136,263
Energy Transfer Equity LP, 7.5%, 2020	1,165,000	1,331,013
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	577,065
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	370,600
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,244,852
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	451,000	428,450

		$11,144,753
Network & Telecom - 2.4%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,958,959

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Cincinnati Bell, Inc., 8.25%, 2017		$1,350,000	$1,427,625
Citizens Communications Co., 9%, 2031		1,440,000	1,418,400
Eileme 2 AB, 11.625%, 2020 (n)		925,000	971,250
Frontier Communications Corp., 8.125%, 2018		585,000	637,650
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,500,000	1,595,625
Telefonica Emisiones S.A.U., 2.582%, 2013		1,050,000	1,044,712
Telefonica S.A., 5.877%, 2019		240,000	225,688
Windstream Corp., 8.125%, 2018		220,000	234,850
Windstream Corp., 7.75%, 2020		1,820,000	1,938,300
Windstream Corp., 7.75%, 2021		445,000	476,150

			$13,929,209
Oil Services - 0.7%
Afren PLC, 11.5%, 2016 (n)		$335,000	$364,363
Afren PLC, 10.25%, 2019 (n)		219,000	232,688
Chesapeake Energy Corp., 6.625%, 2019 (n)		390,000	354,900
Dresser-Rand Group, Inc., 6.5%, 2021		405,000	425,250
Edgen Murray Corp., 12.25%, 2015		530,000	535,300
Pioneer Energy Services Corp., 9.875%, 2018		1,030,000	1,107,250
Unit Corp., 6.625%, 2021		645,000	640,163
Unit Corp., 6.625%, 2021 (z)		440,000	436,700

			$4,096,614
Other Banks & Diversified Financials - 2.9%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$509,000	$549,720
Banco PanAmericano S.A., 8.5%, 2020 (n)		333,000	357,975
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,500,000	1,378,425
Bancolombia S.A., 5.95%, 2021		1,094,000	1,197,930
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,207,000	1,243,210
BBVA Bancomer S.A. Texas, 6.75%, 2022 (z)		350,000	362,250
BBVA Continental, 5.75%, 2017 (n)		518,000	555,555
Capital One Financial Corp., 10.25%, 2039		2,365,000	2,447,775
Citigroup, Inc., 6.125%, 2018		1,500,000	1,713,129
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	2,666,534
Grupo Aval Ltd., 5.25%, 2017 (n)		387,000	410,220
Itau Unibanco Holding S.A., 5.5%, 2022 (z)		1,545,000	1,544,815
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		805,000	755,037
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,901,000	1,939,020

			$17,121,595
Pharmaceuticals - 0.5%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	$915,048
Endo Health Solutions, Inc., 7%, 2019		$600,000	663,000
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		330,000	349,800
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		935,000	965,388

			$2,893,236
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)		$570,000	$544,350

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$30,939
Nielsen Finance LLC, 11.5%, 2016		471,000	529,875
Nielsen Finance LLC, 7.75%, 2018		835,000	939,375

			$1,500,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$425,000	$473,875

Real Estate - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$545,000	$615,169
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	410,000	377,200
Entertainment Properties Trust, REIT, 7.75%, 2020	990,000	1,112,196
Kennedy Wilson, Inc., 8.75%, 2019	380,000	399,000
MPT Operating Partnership LP, REIT, 6.875%, 2021	760,000	807,500
MPT Operating Partnership LP, REIT, 6.375%, 2022	310,000	320,850
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	3,151,463

		$6,783,378
Retailers - 2.1%
Academy Ltd., 9.25%, 2019 (n)	$475,000	$522,500
Burlington Coat Factory Warehouse Corp., 10%, 2019	895,000	949,819
Dollar General Corp., 4.125%, 2017	831,000	862,163
Home Depot, Inc., 5.875%, 2036	846,000	1,141,402
J. Crew Group, Inc., 8.125%, 2019	760,000	781,850
Limited Brands, Inc., 6.9%, 2017	630,000	711,113
Limited Brands, Inc., 7%, 2020	415,000	461,169
Limited Brands, Inc., 6.95%, 2033	360,000	352,350
Neiman Marcus Group, Inc., 10.375%, 2015	1,390,000	1,438,664
Pantry, Inc., 8.375%, 2020 (z)	450,000	457,313
QVC, Inc., 7.375%, 2020 (n)	620,000	693,578
Rite Aid Corp., 9.25%, 2020	450,000	454,500
Sally Beauty Holdings, Inc., 6.875%, 2019	480,000	535,800
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	712,800
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,707,225
Yankee Acquisition Corp., 8.5%, 2015	7,000	7,114
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	430,000	438,063

		$12,227,423
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$350,000	$381,500

Specialty Stores - 0.2%
Gymboree Corp., 9.125%, 2018	$160,000	$149,400
Michaels Stores, Inc., 11.375%, 2016	625,000	661,725
Michaels Stores, Inc., 7.75%, 2018	475,000	508,844

		$1,319,969
Steel - 0.1%
Evraz Group S.A., 7.4%, 2017 (n)	$337,000	$335,618

Supermarkets - 0.3%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,161,268
SUPERVALU, Inc., 7.5%, 2014	450,000	428,625

		$1,589,893
Supranational - 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,779,255

Telecommunications - Wireless - 2.8%
America Movil S.A.B. de C.V., 3.125%, 2022	$1,439,000	$1,480,629
Clearwire Corp., 12%, 2015 (n)	605,000	571,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Cricket Communications, Inc., 7.75%, 2016	$735,000	$779,100
Cricket Communications, Inc., 7.75%, 2020	1,135,000	1,083,925
Crown Castle International Corp., 9%, 2015	2,330,000	2,541,156
Crown Castle International Corp., 7.125%, 2019	370,000	406,075
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	494,595
Digicel Group Ltd., 12%, 2014 (n)	400,000	445,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,140,000	1,194,150
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	939,400
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	345,184
MetroPCS Wireless, Inc., 7.875%, 2018	455,000	482,300
Sprint Capital Corp., 6.875%, 2028	2,210,000	1,977,950
Sprint Nextel Corp., 6%, 2016	1,300,000	1,316,250
Sprint Nextel Corp., 9%, 2018 (n)	470,000	548,725
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,525,000	1,265,750
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	640,000	569,600

		$16,441,514
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$497,950
Level 3 Financing, Inc., 9.375%, 2019	790,000	865,050
Level 3 Financing, Inc., 8.625%, 2020	855,000	916,988
Oi S.A., 5.75%, 2022 (n)	561,000	576,428
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	219,500

		$3,075,916
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,435,318

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$755,000	$690,825

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)	$948,408	$893,321
Aguila American Resources Ltd., 7.875%, 2018 (n)	930,000	985,800
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	396,265	376,452
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	225,000	241,594
Avis Budget Car Rental LLC, 8.25%, 2019	410,000	440,238
Avis Budget Car Rental LLC, 9.75%, 2020	420,000	469,875
CEVA Group PLC, 8.375%, 2017 (n)	1,155,000	1,129,013
Commercial Barge Line Co., 12.5%, 2017	1,785,000	2,012,588
ERAC USA Finance Co., 7%, 2037 (n)	878,000	1,110,121
Navios Maritime Acquisition Corp., 8.625%, 2017	1,095,000	1,026,563
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	350,000	350,000
Navios Maritime Holdings, Inc., 8.875%, 2017	620,000	626,200
Swift Services Holdings, Inc., 10%, 2018	1,905,000	2,071,688
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	826,800

		$12,560,253
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$15,561,543

Utilities - Electric Power - 3.5%
AES Corp., 8%, 2017	$1,495,000	$1,737,938
Atlantic Power Corp., 9%, 2018	625,000	651,563
Calpine Corp., 8%, 2016 (n)	940,000	1,018,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Calpine Corp., 7.875%, 2020 (n)	$1,150,000	$1,296,625
CenterPoint Energy, Inc., 6.5%, 2018	600,000	722,416
Covanta Holding Corp., 7.25%, 2020	1,120,000	1,229,257
Covanta Holding Corp., 6.375%, 2022	300,000	321,984
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	680,000	773,500
Edison Mission Energy, 7%, 2017	785,000	427,825
EDP Finance B.V., 6%, 2018 (n)	1,625,000	1,471,949
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	303,000	322,695
Energy Future Holdings Corp., 10%, 2020	1,370,000	1,481,313
Energy Future Holdings Corp., 10%, 2020	2,550,000	2,808,188
Energy Future Holdings Corp., 11.75%, 2022 (n)	805,000	833,175
GenOn Energy, Inc., 9.5%, 2018	65,000	71,663
GenOn Energy, Inc., 9.875%, 2020	1,410,000	1,543,950
NRG Energy, Inc., 7.375%, 2017	495,000	513,563
NRG Energy, Inc., 8.25%, 2020	1,440,000	1,551,600
System Energy Resources, Inc., 5.129%, 2014 (z)	719,527	710,418
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	415,000	307,100
Waterford 3 Funding Corp., 8.09%, 2017	1,086,408	1,105,518

		$20,900,965
Total Bonds		$661,799,901

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$1,340,000	$1,326,600

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$193,624	$191,527

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$401,312	$381,831

Utilities - Electric Power - 0.0%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$114,956	$117,578
Dynegy Power LLC, Term Loan, 9.25%, 2016	172,434	178,469

		$296,047
Total Floating Rate Loans		$869,405

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$107,329

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$46,442
Total Common Stocks		$153,771

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	480	$431,340
GMAC Capital Trust I, 8.125%	28,250	688,735
Total Preferred Stocks		$1,120,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	14,670	$491,005

Money Market Funds - 5.9%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	34,546,923	$34,546,923
Total Investments		$700,307,680

Other Assets, Less Liabilities - (18.7)%		(110,518,475)
Net Assets - 100.0%		$589,789,205

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $180,898,038, representing 30.7% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$450,000	$431,340
American Media, Inc., 13.5%, 2018	12/22/10	33,101	30,939
Ardagh Packaging Finance PLC, 7.375%, 2017	7/20/12	817,072	824,863
Ardagh Packaging Finance PLC, 9.125%, 2020	7/19/12	208,330	209,500
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	285,000	296,400
BBVA Bancomer S.A. Texas, 6.75%, 2022	6/12/12	349,895	362,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	2,677,268	1,726,464
Biomet, Inc., 6.5%, 2020	7/25/12	270,000	278,100
Ceridian Corp., 8.875%, 2019	6/28/12	355,000	373,638
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	430,279	443,063
Corporacion Azucarera del Peru S.A., 6.375%, 2022	7/26/12	117,918	121,500
Corporacion Nacional del Cobre de Chile, 4.25%, 2042	7/10/12	200,950	209,155
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,425,764	1,499,900
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	90,000	94,950
Falcon Franchise Loan LLC, FRN, 5.808%, 2025	1/29/03	126,016	258,440
First Union National Bank Commercial Mortgage Trust, FRN, 1.566%, 2043	12/11/03	1,404	1,157
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	1,705,533	1,703,174
GMAC LLC, FRN, 6.02%, 2033	11/17/00	557,642	1,014,647
Gaz Capital S.A., 4.95%, 2022	7/11/12	547,000	568,333

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Government of Ukraine, 9.25%, 2017	7/17/12	$320,000	$318,420
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	466,582	293,481
Heckmann Corp., 9.875%, 2018	4/04/12	566,943	544,350
Hologic, Inc., 6.25%, 2020	7/19/12	180,000	190,350
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	397,325	424,744
Icahn Enterprise LP, 8%, 2018	7/09/12	188,763	190,188
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-7/30/12	397,075	395,494
Itau Unibanco Holding S.A., 5.5%, 2022	7/30/12	1,545,000	1,544,815
Kazakhstan Temir Zholy Co., 6.95%, 2042	7/02/12	316,000	349,180
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	745,381	770,672
Morgan Stanley Capital I, Inc., FRN, 1.332%, 2039	7/20/04	138,867	111,648
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	1,296,216	1,324,399
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	684,901	717,600
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	350,000	350,000
Pantry, Inc., 8.375%, 2020	7/25/12	450,000	457,313
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	644,062	684,213
Prudential Securities Secured Financing Corp., FRN, 7.216%, 2013	12/06/04	2,609,903	2,571,394
Republic of Sri Lanka, 5.875%, 2022	7/17/12	208,000	210,600
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	535,000	545,700
System Energy Resources, Inc., 5.129%, 2014	4/16/04	719,527	710,418
Townsquare Radio LLC, 9%, 2019	3/30/12	450,605	481,163
Transnet SOC Ltd., 4%, 2022	7/19/12	221,439	224,907
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	421,230	440,938
Turkiye Halk Bankasi A.S., 4.875%, 2017	7/12/12	407,771	412,050
Unit Corp., 6.625%, 2021	7/12/12	434,510	436,700
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	920,000	938,400
Total Restricted Securities			$26,086,950
% of Net assets			4.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	2,874,681	10/12/12	$3,516,652	$3,540,114	$23,462
BUY	EUR	UBS AG	2,874,681	10/12/12	3,518,299	3,540,114	21,815
SELL	EUR	Barclays Bank PLC	186,978	10/12/12	230,277	230,260	17
SELL	EUR	UBS AG	18,005,510	9/17/12	22,483,840	22,165,921	317,919
BUY	NOK	Barclays Bank PLC	14,185	10/12/12	2,321	2,347	26

							$363,239

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	613,493	10/12/12	$621,051	$640,570	$(19,519)
SELL	CAD	Merrill Lynch International Bank	1,068,534	10/12/12	1,043,317	1,063,851	(20,534)
SELL	DKK	Citibank N.A.	1,518,946	10/12/12	250,738	251,582	(844)
SELL	GBP	Barclays Bank PLC	1,252,267	10/12/12	1,943,406	1,963,313	(19,907)
SELL	GBP	Deutsche Bank AG	1,252,267	10/12/12	1,943,318	1,963,313	(19,995)
SELL	JPY	Citibank N.A.	388,577,933	10/12/12	4,892,296	4,977,721	(85,425)
SELL	JPY	Merrill Lynch International Bank	388,577,933	10/12/12	4,888,345	4,977,721	(89,376)
SELL	NOK	Citibank N.A.	1,270,878	10/12/12	207,521	210,275	(2,754)
SELL	NZD	UBS AG	310,318	10/12/12	244,728	250,110	(5,382)
SELL	SEK	Credit Suisse Group	4,744,082	10/12/12	677,455	695,573	(18,118)

							$(281,854)

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$64,231,032	September - 2012	$(784,248)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,208,250	September - 2012	(29,278)

					$(813,526)

At July 31, 2012, the fund had liquid securities with an aggregate value of $604,072 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,287,069	$431,340	$46,442	$1,764,851
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	15,561,543	—	15,561,543
Non-U.S. Sovereign Debt	—	144,050,801	—	144,050,801
Corporate Bonds	—	359,220,847	—	359,220,847
Residential Mortgage-Backed Securities	—	26,555,142	—	26,555,142
Commercial Mortgage-Backed Securities	—	20,675,126	—	20,675,126
Asset-Backed Securities (including CDOs)	—	4,870,936	—	4,870,936
Foreign Bonds	—	92,192,106	—	92,192,106
Floating Rate Loans	—	869,405	—	869,405
Mutual Funds	34,546,923	—	—	34,546,923
Total Investments	$35,833,992	$664,427,246	$46,442	$700,307,680

Supplemental Information (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(813,526)	$—	$—	$(813,526)
Forward Foreign Currency Exchange Contracts	—	81,385	—	81,385

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$109,872
Change in unrealized appreciation (depreciation)	(63,430)
Balance as of 7/31/12	$46,442

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2012 is $(63,430).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$661,048,768
Gross unrealized appreciation	$51,417,272
Gross unrealized depreciation	(12,158,360)
Net unrealized appreciation (depreciation)	$39,258,912

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,126,104	134,319,021	(113,898,202)	34,546,923

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,571	$34,546,923

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	59.1%
Mexico	3.9%
Brazil	3.0%
United Kingdom	2.8%
Indonesia	2.4%
Russia	2.3%
Canada	1.8%
Japan	1.7%
France	1.4%
Other Countries	21.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.